Other current and non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade payables, short-term contract liabilities and other current liabilities
Employeerelated payables	€ 1,869	€ 1,866	€ 1,518
Accrued payroll and other employeerelated taxes	1,540	1,340	1,234
VAT payables	3,569	2,128	879
Other accrued taxes and employeerelated expenses	164	140	178
Other miscellaneous payables	23	12	2,979
Other current liabilities	€ 7,165	€ 5,485	€ 6,789